Prospectus Supplement                                      213971  4/04
dated April 26, 2004 to:
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PUTNAM CONVERTIBLE INCOME-GROWTH TRUST
Prospectuses dated February 29, 2004

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

Portfolio leader        Since       Experience
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David L. King           2002        1983-Present     Putnam Management
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Portfolio member        Since       Experience
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George P. Maris         2004        1999-Present     Putnam Management
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